Discontinued operations and assets and liabilities of disposal groups - Assets and liabilities of disposal groups (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets of disposal groups
Loans to customers - amortised cost	£ 381,433	£ 366,340
Other assets	8,760	9,176
Assets of disposal groups	902	6,861
Liabilities of disposal groups
Other liabilities	5,202	5,346
Liabilities of disposal groups	3	15
Assets and liabilities of disposal groups
Assets of disposal groups
Loans to customers - amortised cost	32	1,458
Other financial assets - loans to customers	841	5,397
Other assets	29	6
Assets of disposal groups	902	6,861
Liabilities of disposal groups
Other liabilities	3	15
Liabilities of disposal groups	3	15
Net assets of disposal groups	£ 899	£ 6,846